Significant accounting policies (Details 3) - USD ($) $ in Thousands	Dec. 31, 2014	Aug. 12, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 30,477		$ 108	$ 100	$ 0
Restricted Cash	21,935		0
Unbilled construction contract income	0		55,174
Trade receivables	6,189		0
Deferred debt issuance cost	2,574		2,725
Current portion of net investment in direct financing lease	2,894		0
Current deferred tax asset	343
Prepaid expenses and other receivables	564		705
Other current assets	149,906		10,542
Total current assets	214,882		65,824
Long-term assets
Restricted cash	15,184		10,700
Newbuildings	0		122,572
Deferred debt issuance cost	11,556		7,742
Net investment in direct financing lease	292,469		0
Long-term deferred tax asset	1,667		391
Other long-term assets	15,449		0
Other equipment and advances to joint ventures	12,341
Total long-term assets	348,666		162,800
Total assets	563,548		228,624
Current liabilities
Value added and withholding tax liability	3,066		4,615
Current deferred tax liability	0		391
Accrued liabilities and other payables	13,365		7,843
Other current liabilities	31,088		216,480
Total current liabilities	47,519		221,486
Total long-term liabilities	279,651		55,234
Total liabilities	327,170		276,720
Total equity	236,378	$ 24,524	(48,096)	(53,229)	$ (65,196)
Total liabilities and equity	563,548		228,624
Scenario, Previously Reported [Member]
Current assets
Cash and cash equivalents	30,477		108	100
Restricted Cash	21,935
Unbilled construction contract income			54,473
Trade receivables	0
Deferred debt issuance cost	2,603
Current portion of net investment in direct financing lease	2,809
Current deferred tax asset	318
Prepaid expenses and other receivables	5,091
Other current assets	149,906		10,542
Total current assets	213,139		65,123
Long-term assets
Restricted cash	15,184		10,700
Newbuildings			122,517
Deferred debt issuance cost	11,974		6,931
Net investment in direct financing lease	292,379
Long-term deferred tax asset	1,572		64
Other long-term assets	21,626		21,395
Other equipment and advances to joint ventures	12,341
Total long-term assets	355,076		161,607
Total assets	568,215		226,730
Current liabilities
Value added and withholding tax liability	835		2,987
Current deferred tax liability			64
Accrued liabilities and other payables	19,201
Other current liabilities	31,088		216,480
Total current liabilities	51,124		219,531
Total long-term liabilities	279,651		55,234
Total liabilities	330,775		274,765
Total equity	237,440		(48,035)
Total liabilities and equity	568,215		226,730
Restatement Adjustment [Member]
Current assets
Cash and cash equivalents	0		0	$ 0
Restricted Cash	0
Unbilled construction contract income			701
Trade receivables	6,189
Deferred debt issuance cost	(29)
Current portion of net investment in direct financing lease	85
Current deferred tax asset	25
Prepaid expenses and other receivables	(4,527)
Other current assets	0		0
Total current assets	1,743		701
Long-term assets
Restricted cash	0		0
Newbuildings			55
Deferred debt issuance cost	(343)		811
Net investment in direct financing lease	120
Long-term deferred tax asset	95		327
Other long-term assets	(6,177)		0
Other equipment and advances to joint ventures	0
Total long-term assets	(6,305)		1,193
Total assets	(4,562)		1,894
Current liabilities
Value added and withholding tax liability	2,231		1,628
Current deferred tax liability			327
Accrued liabilities and other payables	(5,836)
Other current liabilities	0		0
Total current liabilities	(3,605)		1,955
Total long-term liabilities	0		0
Total liabilities	(3,605)		1,955
Total equity	(957)		(61)
Total liabilities and equity	(4,562)		1,894
Indirect Adjustment [Member]
Current assets
Cash and cash equivalents	0		0
Restricted Cash	0
Unbilled construction contract income			0
Trade receivables	0
Deferred debt issuance cost	0
Current portion of net investment in direct financing lease	0
Current deferred tax asset	0
Prepaid expenses and other receivables	0
Other current assets	0		0
Total current assets	0		0
Long-term assets
Restricted cash	0		0
Newbuildings			0
Deferred debt issuance cost	(75)		0
Net investment in direct financing lease	(30)
Long-term deferred tax asset	0		0
Other long-term assets	0		0
Other equipment and advances to joint ventures	0
Total long-term assets	(105)		0
Total assets	(105)		0
Current liabilities
Value added and withholding tax liability	0		0
Accrued liabilities and other payables	0
Other current liabilities	0		0
Total current liabilities	0		0
Total long-term liabilities	0		0
Total liabilities	0		0
Total equity	(105)
Total liabilities and equity	$ (105)		$ 0